Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

Note 26 – Subsequent Events

Acquisitions and Other Transactions

Subsequent to year-end, the Company completed the following transactions:

●	On January 29, 2024, the Company funded approximately $42.0 million of the $75.0 million G Mining Ventures Term Loan, as referenced in Note 4 (c);
●	On January 19, 2024, EMX exercised an option to acquire a portion of Franco-Nevada’s effective NSR on the Caserones mine for a sale price of $4.7 million, as referenced in Note 4 (h);
●	On January 3, 2024, the Company acquired an incremental sliding-scale gold royalty and fixed-rate copper royalty on the Pascua-Lama project for $6.7 million, as referenced in Note 4 (f);
●	On January 2, 2024, the Company closed the acquisition of a royalty portfolio in the Haynesville gas play in Louisiana and Texas for a purchase price of $125.0 million, as referenced in Note 4 (b).

Please refer to the respective notes for further details.

CRA Audit

Subsequent to year-end, the Company filed formal Notices of Objection in connection with certain Transfer Pricing Reassessments and posted security in the form of cash totaling $18.5 million (C$24.5 million), as referenced in Note 10 and Note 25 (b).